5. ROLL- UP TRANSACTION (Tables)	6 Months Ended
Jun. 30, 2013
Notes to Financial Statements
Retroactive historical issuance of Starboard common shares

	Balance at January 1, 2011		For the Period January 1, 2011 through June 13, 2011		Total
	Shares	Contribution	Shares	Contribution	Shares	Contribution

Giddings	3,443,774	5,906,750			3,443,774	5,906,750
Hunton	870,092	1,335,000			870,092	1,335,000
ASYM III	1,716,988	1,458,000	1,519,146	1,290,000	3,236,134	2,748,000

Total	6,030,854	8,699,750	1,519,146	1,290,000	7,550,000	9,989,750

Pro forma revenue and net income
	Year Ended December 31, 2011
	As Reported	ImPetro	Pro Forma Adjustment			Total

Total revenues	$4,898,438	$1,983,065	$			$6,881,503
Total expenses	4,929,172	2,071,253		(248,384)	(8)	6,752,041
Other income (expense)	3,412,882	(1,392,021)		(2,247,050)	(9)	(226,189)
Net income (loss)	3,382,148	(1,480,209)		(1,998,666)		(96,727)

Basic and diluted loss per common share						(0.01)